Fair Value Measurements (Details 2) (USD $) In Millions	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2008
Cash and cash equivalents, carrying value	$ 3,906.4	$ 2,523.0	$ 2,703.2	$ 1,960.7
Cash and cash equivalents, fair value	3,906.4	2,523.0
Accounts receivable, carrying amount	926.0	614.8
Accounts receivable, fair value	926.0	614.8
Accounts payable trade, carrying amount	941.1	566.7
Accounts payable trade, fair value	941.1	566.7
Short-term debt, carrying amount	23.6	83.1
Short-term debt, fair value	23.6	83.1
Long-term debt including current portion, carrying amount	809.3	1,260.8
Long-term debt including current portion, fair value	$ 881.5	$ 1,352.7